Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 122,500,000	$ 165,600,000
Accounts receivable, net	779,600,000	855,700,000
Other	570,300,000	513,900,000
Total current assets	1,472,400,000	1,535,200,000
PROPERTY AND EQUIPMENT, AT COST	17,700,700,000	17,498,500,000
Less accumulated depreciation	3,282,400,000	3,187,500,000
Property and equipment, net	14,418,300,000	14,311,000,000
GOODWILL	3,274,000,000	3,274,000,000
OTHER ASSETS, NET	356,500,000	352,700,000
TOTAL ASSETS	19,521,200,000	19,472,900,000
CURRENT LIABILITIES
Accounts payable - trade	411,900,000	341,100,000
Accrued liabilities and other	493,500,000	658,700,000
Current maturities of long-term debt	47,500,000	47,500,000
Total current liabilities	952,900,000	1,047,300,000
LONG-TERM DEBT	4,703,700,000	4,718,900,000
DEFERRED INCOME TAXES	364,700,000	362,100,000
OTHER LIABILITIES	569,100,000	545,700,000
COMMITMENTS AND CONTINGENCIES
ENSCO SHAREHOLDERS' EQUITY
Additional paid-in capital	5,479,100,000	5,467,200,000
Retained earnings	7,444,100,000	7,327,300,000
Accumulated other comprehensive income	23,600,000	18,200,000
Treasury shares, at cost	(49,300,000)	(45,200,000)
Total Ensco shareholders' equity	12,921,600,000	12,791,600,000
NONCONTROLLING INTERESTS	9,200,000	7,300,000
Total equity	12,930,800,000	12,798,900,000
Total liabilities and shareholders' equity	19,521,200,000	19,472,900,000
Class A ordinary shares, U.S. [Member]
ENSCO SHAREHOLDERS' EQUITY
Common shares, value	24,000,000	24,000,000
Common Class B, Par Value In GBP [Member]
ENSCO SHAREHOLDERS' EQUITY
Common shares, value	$ 100,000	$ 100,000